Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2023
Significant Accounting Policies [Abstract]
Sale and Leaseback Transactions
(a)	Sale and Leaseback Transactions

In accordance with ASC 842, the Company, as seller-lessee, determines whether the transfer of an asset should be accounted for as a sale in accordance with ASC 606. The existence of an option for the seller-lessee to repurchase the asset precludes the accounting for the transfer of the asset as a sale unless both of the following criteria are met: (1) the exercise price of the option is the fair value of the asset at the time the option is exercised and (2) there are alternative assets, substantially the same as the transferred asset, readily available in the marketplace; and the classification of the leaseback as a finance lease or a sales-type lease, precludes the buyer-lessor from obtaining control of the asset. The existence of an obligation for the Company, as seller-lessee, to repurchase the asset precludes accounting for the transfer of the asset as sale as the transaction would be classified as a financing arrangement by the Company as it effectively retains control of the underlying asset. If the transfer of the asset meets the criteria of sale, the Company, as seller-lessee recognizes the transaction price for the sale when the buyer-lessor obtains control of the asset, derecognizes the carrying amount of the underlying asset and accounts for the lease in accordance with ASC 842. If the transfer does not meet the criteria of sale, the Company does not derecognize the transferred asset, accounts for any amounts received as a financing arrangement and recognizes the difference between the amount of consideration received and the amount of consideration to be paid as interest.

Finance Lease Liabilities & Right-of-Use Assets
(b)	Finance Lease Liabilities & Right-of-Use Assets

Bareboat charter-in agreements that the Company may enter into are accounted for pursuant to ASC 842 and are classified as finance leases if they either involve a purchase obligation or a purchase option that is reasonably certain, at inception, that will be exercised. At the commencement date of the finance lease, a lessee initially measures the lease liability at the present value, using the discount rate determined on the commencement, of the lease payments to be made over the lease term, including any amount for the purchase the vessel, if applicable. Subsequently, the lease liability is increased by the interest on the lease liability and decreased by the lease payments during the period. The interest on the lease liability is determined in each period during the lease term as the amount that produces a constant periodic discount rate on the remaining balance of the liability, taking into consideration the reassessment requirements.

A lessee initially measures the finance right-of-use asset at cost which consists of the amount of the initial measurement of the lease liability; any lease payments made to the lessor at or before the commencement date, less any lease incentives received; and any initial direct costs incurred by the lessee. Subsequently, the finance right-of-use asset is measured at cost less any accumulated amortization and any accumulated impairment losses, taking into consideration the reassessment requirements. A lessee shall amortize the finance right-of-use asset on a straight-line basis (unless another systematic basis better represents the pattern in which the lessee expects to consume the right-of-use asset’s future economic benefits) from the commencement date to the earlier of the end of the useful life of the finance right-of-use asset or the end of the lease term. However, if the lease transfers ownership of the underlying asset to the lessee or the lessee is reasonably certain to exercise an option to purchase the underlying asset, the lessee shall amortize the right-of-use asset to the end of the useful life of the underlying asset. The Company elected the practical expedient on not separating lease components from nonlease components in accordance with ASC 842-10-15-37.

Recent Accounting Pronouncements
Recent Accounting Pronouncements – Not Yet Adopted

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s unaudited interim financial statements for the six-month period ended June 30, 2023.